Related Party Transactions (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 67,000	$ 74,000